Document and Entity Information	12 Months Ended
Apr. 25, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Apr 25, 2013
Registrant Name	DWS PORTFOLIO TRUST
Central Index Key	0000088063
Amendment Flag	false
Document Creation Date	Apr 25, 2013
Document Effective Date	Apr 25, 2013
Prospectus Date	Apr 25, 2013

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Floating Rate Fund
DWS Global Inflation Fund
DWS Unconstrained Income Fund
DWS Unconstrained Income VIP

The following changes are effective on or about May 31, 2013:

All disclosure and references in each fund’s prospectus to the ”Global Tactical Asset Allocation Overlay Strategy,” ”GTAA,” ”GTAA strategy” or ”GTAA risk” are hereby deleted.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS PORTFOLIO TRUST
Prospectus Date	rr_ProspectusDate	Apr 25, 2013
Supplement [Text Block]	dpt1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Floating Rate Fund
DWS Global Inflation Fund
DWS Unconstrained Income Fund
DWS Unconstrained Income VIP

The following changes are effective on or about May 31, 2013:

All disclosure and references in each fund’s prospectus to the ”Global Tactical Asset Allocation Overlay Strategy,” ”GTAA,” ”GTAA strategy” or ”GTAA risk” are hereby deleted.

DWS PORTFOLIO TRUST | DWS Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dpt1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Floating Rate Fund

The following changes are effective on or about May 31, 2013:

All disclosure and references in each fund’s prospectus to the ”Global Tactical Asset Allocation Overlay Strategy,” ”GTAA,” ”GTAA strategy” or ”GTAA risk” are hereby deleted.

DWS INCOME TRUST | DWS Global Inflation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dpt1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Global Inflation Fund

The following changes are effective on or about May 31, 2013:

All disclosure and references in each fund’s prospectus to the ”Global Tactical Asset Allocation Overlay Strategy,” ”GTAA,” ”GTAA strategy” or ”GTAA risk” are hereby deleted.

DWS INCOME TRUST | DWS Unconstrained Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dpt1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Unconstrained Income Fund

The following changes are effective on or about May 31, 2013:

All disclosure and references in each fund’s prospectus to the ”Global Tactical Asset Allocation Overlay Strategy,” ”GTAA,” ”GTAA strategy” or ”GTAA risk” are hereby deleted.

DWS VARIABLE SERIES II | DWS Unconstrained Income VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dpt1_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES OF EACH OF THE LISTED FUNDS

DWS Unconstrained Income VIP

The following changes are effective on or about May 31, 2013:

All disclosure and references in each fund’s prospectus to the ”Global Tactical Asset Allocation Overlay Strategy,” ”GTAA,” ”GTAA strategy” or ”GTAA risk” are hereby deleted.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS PORTFOLIO TRUST
Prospectus Date	rr_ProspectusDate	Apr 25, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 25, 2013